UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-01311
                                                    ----------

                            The Gabelli Mathers Fund
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
            --------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                   Date of reporting period: December 31, 2004
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.
                                                               [GRAPHIC OMITTED]
THE
GABELLI
MATHERS
FUND
                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2004

                            THE GABELLI MATHERS FUND
                                  ANNUAL REPORT
                                DECEMBER 31, 2004



TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2004 with a description of the factors that affected the performance during the past year.

                                          Sincerely yours,



                                          /s/ Bruce N. Alpert
                                          Bruce N. Alpert
                                          Executive Vice President
February 23, 2005

PERFORMANCE DISCUSSION
The Fund's portfolio remained conservatively invested at year end, with a gross stock exposure of 22.4% of assets, comprised of 10.7% longs and 11.7% shorts, with the remainder in cash, awaiting lower risk entry points to initiate new and larger capital commitments. This compares to a 10.3% gross stock exposure at year-end 2003, comprised of 6.4% long and 3.9% short individual securities. Both the long stock segment of the portfolio and the fixed income portion, which was limited to short-term U.S. Treasury bills and U.S. Treasury collateralized repurchase agreements, added to the Fund's total return in 2004. The short equity segment had a negative return and was the primary factor, along with negative real short-term interest rates, for the Fund's 2004 performance.

During the year, a portion of the Fund's common stock segment was invested in takeover-target companies subject to friendly, all cash tender or merger offers from acquiring companies. The Fund purchased these event-driven stocks after the deals were publicly announced, generally by financially strong, strategic buyers. Deal arbitrage stocks typically earn relatively attractive annualized returns, but are held for short time periods resulting in a disproportionately high portfolio turnover rate, which can be misleading. This occurs when the Fund's fixed income position is a relatively high proportion of assets and has a maturity of less than one year, while the percent invested in stocks is low.


        GROWTH OF $10,000 INVESTMENT IN GABELLI MATHERS FUND (Log Scale)

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

                    Gabelli Mathers Fund                      S&P 500 Index
65                                10,000                             10,000
                                  10,585                             10,389
                                  12,122                             10,768
66                                13,090                             10,473
                                  12,738                             10,028
                                  11,164                              9,141
                                  12,632                              9,685
67                                17,013                             10,964
                                  19,767                             11,104
                                  22,744                             11,937
                                  24,332                             12,007
68                                20,818                             11,319
                                  26,189                             12,592
                                  29,709                             13,080
                                  30,868                             13,335
69                                31,932                             13,134
                                  29,260                             12,739
                                  28,771                             12,239
                                  29,016                             12,200
70                                28,163                             11,990
                                  21,699                              9,828
                                  24,698                             11,490
                                  29,588                             12,688
71                                34,885                             13,918
                                  34,292                             13,942
                                  34,322                             13,860
                                  35,455                             14,504
72                                41,224                             15,338
                                  43,701                             15,439
                                  40,153                             16,043
                                  41,173                             17,256
73                                34,564                             16,414
                                  29,152                             15,467
                                  34,457                             16,212
                                  25,877                             14,731
74                                26,617                             14,315
                                  22,659                             13,233
                                  17,871                              9,904
                                  17,957                             10,832
75                                24,869                             13,317
                                  30,432                             15,363
                                  26,625                             13,681
                                  28,201                             14,863
76                                34,507                             17,088
                                  35,908                             17,513
                                  36,608                             17,848
                                  40,716                             18,408
77                                40,573                             17,039
                                  43,535                             17,589
                                  41,881                             17,093
                                  46,496                             17,071
78                                47,979                             16,231
                                  53,463                             17,612
                                  57,008                             19,139
                                  53,496                             18,194
79                                59,691                             19,482
                                  66,305                             20,012
                                  72,683                             21,522
                                  78,404                             21,550
80                                72,343                             20,671
                                  88,989                             23,443
                                 100,567                             26,069
                                 109,990                             28,535
81                               118,261                             28,911
                                 112,277                             28,244
                                  95,110                             25,357
                                 101,473                             27,135
82                                88,281                             25,173
                                  85,421                             25,017
                                 101,753                             27,884
                                 116,548                             32,942
83                               123,518                             36,252
                                 139,600                             40,280
                                 137,688                             40,224
                                 135,388                             40,360
84                               126,209                             39,444
                                 120,794                             38,427
                                 128,912                             42,146
                                 131,890                             42,888
85                               141,636                             46,838
                                 152,840                             50,281
                                 144,449                             48,219
                                 168,124                             56,518
86                               190,686                             64,492
                                 193,566                             68,291
                                 183,849                             63,531
                                 191,625                             67,095
87                               234,473                             81,420
                                 239,045                             85,507
                                 250,495                             91,151
                                 243,431                             70,614
88                               256,723                             74,632
                                 275,566                             79,603
                                 272,535                             79,866
                                 276,841                             82,310
'89                              291,209                             88,137
                                 294,238                             95,911
                                 294,767                            106,173
                                 305,644                            108,360
'90                              310,901                            105,099
                                 325,203                            111,709
                                 327,935                             96,372
                                 337,510                            105,007
'91                              349,256                            120,243
                                 353,307                            119,966
                                 362,352                            126,277
                                 369,381                            136,922
'92                              360,812                            133,471
                                 365,719                            136,007
                                 373,070                            140,292
                                 380,867                            147,334
'93                              378,086                            153,758
                                 383,682                            154,496
                                 375,318                            158,482
                                 389,017                            162,159
'94                              378,708                            156,013
                                 370,717                            156,668
                                 377,687                            164,314
                                 366,092                            164,281
'95                              375,281                            180,265
                                 390,404                            197,445
                                 397,978                            213,122
                                 391,770                            225,952
'96                              386,363                            238,085
                                 380,104                            248,775
                                 393,484                            256,462
                                 391,477                            277,826
'97                              390,890                            285,272
                                 390,890                            335,108
                                 399,138                            360,175
                                 403,249                            370,512
'98                              400,144                            422,198
                                 392,741                            436,130
                                 394,901                            392,735
                                 382,225                            476,899
'99                              386,468                            500,696
                                 388,400                            536,045
                                 393,605                            502,542
                                 404,074                            577,321
'00                              410,504                            590,541
                                 411,858                            574,833
                                 415,581                            569,257
                                 424,366                            524,741
'01                              434,931                            462,507
                                 436,340                            489,563
                                 433,875                            417,647
                                 442,406                            462,376
'02                              440,600                            463,671
                                 399,429                            401,539
                                 391,122                            332,153
                                 390,400                            360,187
'03                              388,955                            348,841
                                 387,511                            402,528
                                 385,344                            413,195
                                 382,816                            463,522
'04                              380,288                            471,355
                                 379,927                            479,463
                                 379,565                            470,497
                                 378,843                            513,924

PERCENT AVERAGE ANNUAL RETURNS *
                          1 YR     5 YRS    10 YRS   20 YRS   30 YRS    39 YRS**
                         -----     -----    ------   ------   ------    --------
GABELLI MATHERS FUND     (1.04)   (1.28)     0.35     5.42     10.70     9.67
Standard & Poor's 500    10.88    (2.30)    12.07    13.22     13.73    10.52

* All periods ended 12/31/04. Average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Please visit www.gabelli.com to obtain performance information as of the most recent month end. The Standard & Poor's 500 is an unmanaged indicator of stock market performance. Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The prospectus contains more complete information about this and other matters and should be read carefully before investing.
 ** From commencement of investment operations on August 19, 1965. To obtain a copy of the Fund's prospectus, please contact Gabelli Funds at One Corporate Center, Rye, NY 10580-1422, by calling 800-GABELLI (800-422-3554) or visit our website www.gabelli.com.

THE GABELLI MATHERS FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month  Period from July 1, 2004  through  December  31,  2004
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------


We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2004.

                    Beginning        Ending      Annualized     Expenses
                  Account Value   Account Value    Expense    Paid During
                      7/1/04        12/31/04        Ratio       Period*
--------------------------------------------------------------------------------
THE GABELLI MATHERS FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Gabelli Mathers    $1,000.00        $  997.10       1.70%       $8.53

HYPOTHETICAL 5% RETURN
Gabelli Mathers    $1,000.00        $1,016.59       1.70%       $8.62

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

Under SEC rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirement.

THE GABELLI MATHERS FUND -
   LONG POSITIONS                                PERCENT


U.S. Government Obligations ....................  87.2
Entertainment ..................................   3.0
Repurchase Agreements ..........................   2.6
Broadcasting ...................................   1.8
Computer Software and Services .................   1.6
Energy and Utilities ...........................   1.4
Financial Services .............................   0.8
Health Care ....................................   0.7
Environmental Services .........................   0.5
Telecommunications .............................   0.5
Food and Beverage ..............................   0.3
Equipment ......................................   0.1


THE GABELLI MATHERS FUND -
   SHORT POSITIONS                               PERCENT


Consumer Products ..............................  (3.4)
Retail .........................................  (2.4)
Exchange Traded Funds ..........................  (1.5)
Equipment ......................................  (1.3)
Restaurants ....................................  (1.0)
Automotive .....................................  (0.7)
Home Furnishings ...............................  (0.7)
Entertainment ..................................  (0.4)
Metals and Mining ..............................  (0.4)



THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE FIRST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2004. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.



PROXY VOTING

The Fund files form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies and procedures are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI MATHERS FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2004
--------------------------------------------------------------------------------


                                                                         MARKET
      SHARES                                               COST           VALUE
      ------                                               ----         -------

               COMMON STOCKS -- 10.7%
               BROADCASTING -- 1.8%
      50,000   Liberty Media Corp., Cl. A+ ............$   434,141   $  549,000
       4,000   Liberty Media International Inc., Cl. A+    142,331      184,920
                                                       -----------  -----------
                                                           576,472      733,920
                                                       -----------  -----------
               COMPUTER SOFTWARE AND SERVICES -- 1.6%
      10,000   CACI International Inc., Cl. A+ ........    409,791      681,300
                                                       -----------  -----------
               ENERGY AND UTILITIES -- 1.4%
         500   Anadarko Petroleum Corp. ...............     22,080       32,405
         500   Cinergy Corp. ..........................     18,045       20,815
       1,000   Duquesne Light Holdings Inc. ...........     15,295       18,850
         500   Murphy Oil Corp. .......................     29,891       40,225
      15,000   Unisource Energy Corp. .................    369,917      361,650
       3,000   Veolia Environnement, ADR ..............    101,550      109,350
                                                       -----------  -----------
                                                           556,778      583,295
                                                       -----------  -----------
               ENTERTAINMENT -- 3.0%
       6,000   Gemstar-TV Guide
                International Inc.+ ...................     35,273       35,520
     100,000   Metro-Goldwyn-Mayer Inc.+ ..............  1,205,468    1,188,000
                                                       -----------  -----------
                                                         1,240,741    1,223,520
                                                       -----------  -----------
               ENVIRONMENTAL SERVICES -- 0.5%
       7,000   Waste Management Inc. ..................    209,383      209,580
                                                       -----------  -----------
               EQUIPMENT -- 0.1%
       2,500   Ultratech Inc.+ ........................     44,996       47,125
                                                       -----------  -----------
               FINANCIAL SERVICES -- 0.8%
      15,000   New York Community Bancorp Inc. ........    274,039      308,550
       1,000   Onyx Acceptance Corp. ..................     27,230       27,960
                                                       -----------  -----------
                                                           301,269      336,510
                                                       -----------  -----------
               FOOD AND BEVERAGE -- 0.3%
         500   Dreyer's Grand Ice Cream
                Holdings Inc., Cl. A ..................     39,595       40,215
       4,000   Hain Celestial Group Inc.+ .............     68,261       82,680
                                                       -----------  -----------
                                                           107,856      122,895
                                                       -----------  -----------
               HEALTH CARE -- 0.7%
       1,500   Abbott Laboratories ....................     69,119       69,975
       6,000   Baxter International Inc. ..............    198,326      207,240
                                                       -----------  -----------
                                                           267,445      277,215
                                                       -----------  -----------

                                                                        MARKET
      SHARES                                              COST           VALUE
      ------                                              ----         -------

               TELECOMMUNICATIONS -- 0.5%
      35,000   ADC Telecommunications Inc.+ ...........$    93,379  $    93,800
       1,000   BellSouth Corp. ........................     24,080       27,790
       1,000   SBC Communications Inc. ................     22,310       25,770
       1,000   Verizon Communications Inc.                  32,920       40,510
                                                       -----------  -----------
                                                           172,689      187,870
                                                       -----------  -----------
               TOTAL COMMON STOCKS                       3,887,420    4,403,230
                                                       -----------  -----------

   PRINCIPAL
    AMOUNT
   ---------
               U.S.  GOVERNMENT  OBLIGATIONS -- 87.2%
 $36,000,000   U.S.  Treasury Bills,
                1.964%++, 01/06/05 (a) ................ 35,990,325   35,990,325
                                                       -----------  -----------
               REPURCHASE AGREEMENTS -- 2.6%
   1,077,859   State Street Bank & Trust Co.,
                1.500%, dated 12/31/2004,
                due 01/03/05, proceeds at
                maturity, $1,077,994 (b) ..............  1,077,859    1,077,859
                                                       -----------  -----------
               TOTAL
                 INVESTMENTS -- 100.5% ................$40,955,604   41,471,414
                                                       ===========  ===========
               OTHER ASSETS AND LIABILITIES (NET) -- (0.5)% ......     (213,575)
                                                                    ------------
               NET ASSETS -- 100.0% ..............................  $41,257,839
                                                                    ===========
               SECURITIES SOLD SHORT -- (11.8)%

                                                                         MARKET
      SHARES                                             PROCEEDS         VALUE
      ------                                             --------       -------
               COMMON STOCKS -- (11.8)%
               AUTOMOTIVE -- (0.7)%
      20,000   Ford Motor Co. .........................$   295,041  $   292,800
                                                       -----------  -----------
               CONSUMER PRODUCTS -- (3.4)%
       6,000   Harley-Davidson Inc. ...................    348,694      364,500
      15,000   Polaris Industries Inc..................    587,733    1,020,300
                                                       -----------  -----------
                                                           936,427    1,384,800
                                                       -----------  -----------
               ENTERTAINMENT -- (0.4)%
       3,000   Carnival Corp. .........................    137,442      172,890
                                                       -----------  -----------
               EQUIPMENT -- (1.3)%
       4,000   Black & Decker Corp. ...................    263,933      353,320
       2,000   Toro Co. ...............................    137,195      162,700
                                                       -----------  -----------
                                                           401,128      516,020
                                                       -----------  -----------

                See accompanying notes to financial statements.
                                       5

THE GABELLI MATHERS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                                                         MARKET
      SHARES                                              PROCEEDS        VALUE
      ------                                              --------      -------
               SECURITIES SOLD SHORT (CONTINUED)
               COMMON STOCKS
               EXCHANGE TRADED FUNDS -- (1.5)%
       5,000   Standard & Poor's Depository Receipts   $   603,836  $   604,350
                                                       -----------  -----------
               HOME FURNISHINGS -- (0.7)%
       4,000   Ethan Allen Interiors Inc. .............    157,125      160,080
       9,000   La-Z-Boy Inc. ..........................    187,298      138,330
                                                       -----------  -----------
                                                          344,423       298,410
                                                       -----------  -----------
               METALS AND MINING -- (0.4)%
      10,000   AK Steel Holding Corp. .................    145,497      144,700
                                                       -----------  -----------
               RESTAURANTS -- (1.0)%
       6,000   Cheesecake Factory Inc. ................    147,592      194,820
       5,000   McDonald's Corp. .......................    125,858      160,300
       1,000   Starbucks Corp. ........................     47,182       62,360
                                                       -----------  -----------
                                                           320,632      417,480
                                                       -----------  -----------
               RETAIL -- (2.4)%
       3,000   Kohl's Corp. ...........................    142,901      147,510
       5,000   The Home Depot Inc. ....................    161,867      213,700
      12,000   Tiffany & Co. ..........................    349,888      383,640
       8,000   Zale Corp. .............................    213,939      238,960
                                                       -----------  -----------
                                                           868,595      983,810
                                                       -----------  -----------

               TOTAL SECURITIES
                  SOLD SHORT ..........................$ 4,053,021  $ 4,815,260
                                                       ===========  ===========

----------------

               For Federal tax purposes:
               Aggregate cost ....................................  $40,955,604
                                                                    ===========
               Gross unrealized appreciation .....................  $   541,545
               Gross unrealized depreciation .....................      (25,735)
                                                                    -----------
               Net unrealized appreciation (depreciation) ........  $   515,810
                                                                    ===========
----------------

(a)  At December 31, 2004,  $24,997,000  of the principal  amount was pledged as collateral for securities sold short.
(b)  Collateralized by U.S. Treasury Bond,  5.250%, due 02/15/29,
     market value $1,101,790.
 +   Non-income producing security.
++   Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

                            THE GABELLI MATHERS FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (Cost $40,955,604)   $41,471,414
  Deposit at brokers ......................    4,618,833
  Dividends and interest receivable .......        3,173
  Receivable for fund shares sold .........          526
  Receivable for investments sold .........      248,266
  Other assets ............................        3,691
                                             -----------
  TOTAL ASSETS ............................   46,345,903
                                             -----------
LIABILITIES:
  Securities sold short (proceeds $4,053,021)  4,815,260
  Payable for investments purchased .......      154,044
  Dividends payable on securities sold short       3,799
  Payable for investment advisory fees ....       35,175
  Payable for distribution fees ...........        8,794
  Other accrued expenses and liabilities ..       70,992
                                             -----------
  TOTAL LIABILITIES .......................    5,088,064
                                             -----------
  NET ASSETS applicable to 3,933,803
    shares outstanding ....................  $41,257,839
                                             ===========
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at
    $1.00 par value .......................  $ 3,933,803
  Additional paid-in capital ..............   58,816,367
  Accumulated net realized loss on investments
    and securities sold short .............  (21,245,902)
  Net unrealized depreciation on
    securities sold short .................     (762,239)
  Net unrealized appreciation on investments     515,810
                                             -----------
  NET ASSETS ..............................  $41,257,839
                                             ===========
  NET ASSET VALUE, offering and redemption price
    per share ($41,257,839 / 3,933,803 shares
    outstanding; 100,000,000 shares authorized)   $10.49
                                                  ======

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $959)   $    34,010
  Interest ................................      533,169
  Other income ............................       45,259
                                             -----------
  TOTAL INVESTMENT INCOME .................      612,438
                                             -----------
EXPENSES:
  Investment advisory fees ................      477,238
  Distribution fees .......................      119,309
  Dividends on securities sold short ......       61,857
  Trustees' fees ..........................       59,500
  Shareholder services fees ...............       46,984
  Shareholder communications expenses .....       41,682
  Legal and audit fees ....................       35,307
  Custodian fees ..........................       26,693
  Registration fees .......................       16,275
  Miscellaneous expenses ..................       20,545
                                             -----------
  TOTAL EXPENSES ..........................      905,390
                                             -----------
  NET INVESTMENT LOSS .....................     (292,952)
                                             -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND SECURITIES SOLD SHORT:
  Net realized gain on investments ........      300,236
  Net realized loss on securities sold short    (575,794)
  Net change in unrealized appreciation/
    depreciation on investments and
    securities sold short .................        1,130
                                             -----------
  NET REALIZED AND UNREALIZED LOSS ON
    INVESTMENTS AND SECURITIES SOLD SHORT..     (274,428)
                                             -----------
  NET DECREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .......................    $(567,380)
                                             ===========


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED          YEAR ENDED
                                                                               DECEMBER 31, 2004   DECEMBER 31, 2003
                                                                               -----------------   -----------------
OPERATIONS:
  Net investment loss .......................................................... $   (292,952)       $   (456,610)
  Net realized gain (loss) on investments ......................................      300,236            (132,253)
  Net realized loss on securities sold short ...................................     (575,794)           (537,948)
  Net change in unrealized appreciation/depreciation on investments and
    securities sold short ......................................................        1,130            (356,240)
                                                                                 ------------        ------------
  NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................     (567,380)         (1,483,051)
                                                                                 ------------        ------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
  Net decrease in net assets from shares of beneficial interest transactions ...  (19,020,306)        (18,498,603)
                                                                                 ------------        ------------
  NET DECREASE IN NET ASSETS ...................................................  (19,587,686)        (19,981,654)
NET ASSETS:
  Beginning of period ..........................................................   60,845,525          80,827,179
                                                                                 ------------        ------------
  End of period ................................................................ $ 41,257,839        $ 60,845,525
                                                                                 ============        ============



                 See accompanying notes to financial statements.

THE GABELLI MATHERS FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Mathers Fund (the "Fund") was organized on June 17, 1999 as a Delaware statutory trust. The Fund commenced investment operations on October 1, 1999 as the successor to the Mathers Fund, Inc. (the "Mathers Fund") which was organized on March 31, 1965 as a Maryland corporation. The Mathers Fund commenced investment operations on August 19, 1965. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. At December 31, 2004, there were no open futures contracts.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES SOLD SHORT. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. Securities sold short at December 31, 2004 are reflected in the Schedule of Investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

THE GABELLI MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

No distributions were made in the fiscal years ended December 31, 2004 and 2003.

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

For the year ended December 31, 2004, reclassifications were made to decrease accumulated net investment loss by $292,952 and to decrease accumulated net realized loss on investments by $22,226,886, with an offsetting adjustment to additional paid-in capital. These reclassifications have no impact on the net asset value of the Fund and the calculation of net investment income per share in the financial highlights excludes these adjustments.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2004, the components of earnings/(losses) on a tax basis were as follows:

      Capital loss carryforward ................................. $(21,245,902)
      Net unrealized appreciation/(depreciation) of investments..      515,810
      Net unrealized appreciation/(depreciation) of securities
        sold short ..............................................     (762,239)
                                                                  ------------
      Total accumulated loss .................................... $(21,492,331)
                                                                  ============

The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2004 of $21,245,902. This capital loss carryforward is available to reduce future required distributions of net capital gains to shareholders. $22,226,886 of the loss carryforward expired in 2004; $7,869,968 is available through 2006; $12,430,175 is available through 2010; $670,201 is available through 2011; and $275,558 is available through 2012.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are its affiliates.

THE GABELLI MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the year ended December 31, 2004, the Fund incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $119,309, or 0.25% of average daily net assets, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the year ended December 31, 2004, other than short term securities, aggregated $6,325,877 and $5,382,191, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 2004, the Fund paid brokerage commissions of $8,800 to Gabelli & Company, Inc.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the year ended December 31, 2004, the Fund reimbursed the Adviser $8,700 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses in the Statement of Operations.

7. SHARES OF BENEFICIAL INTEREST. Transactions in shares of beneficial interest were as follows:

                            YEAR ENDED                   YEAR ENDED
                         DECEMBER 31, 2004            DECEMBER 31, 2003
                   --------------------------     -------------------------
                     SHARES          AMOUNT         SHARES         AMOUNT

Shares sold .......   239,007    $  2,532,625       271,933    $  2,922,779
Shares redeemed ...(2,043,820)    (21,552,931)   (2,007,763)    (21,421,382)
                   ----------    ------------     ---------    ------------
   Net decrease ...(1,804,813)   $(19,020,306)   (1,735,830)   $(18,498,603)
                   ==========    ============     =========    ============

The Fund imposed a redemption fee of 2.00% on shares that are purchased on or after November 1, 2004, and redeemed or exchanged within 60 days after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund.

The redemption fee did not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension until March 31, 2005 to implement such systems.

8. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc. is responding to these requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

10. FINANCIAL HIGHLIGHTS. Selected data for a share of beneficial interest outstanding throughout each period:

                                                                            YEAR ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------
                                                        2004          2003           2002          2001          2000
                                                       ------        ------         ------        ------        ------
OPERATING PERFORMANCE:
   Net asset value, beginning of period ..........   $ 10.60       $  10.81        $ 12.25       $ 12.05       $ 11.94
                                                     -------       --------        -------       -------       -------
   Net investment income (loss) ..................     (0.06)         (0.07)         (0.00)(a)      0.30          0.49
   Net realized and unrealized
     gain/(loss) on investments ..................     (0.05)         (0.14)         (1.44)         0.21          0.11
                                                     -------       --------        -------       -------       -------
   Total from investment operations ..............     (0.11)         (0.21)         (1.44)         0.51          0.60
                                                     -------       --------        -------       -------       -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income .........................        --             --             --         (0.31)        (0.49)
                                                     -------       --------        -------       -------       -------
   Total distributions ...........................        --             --             --         (0.31)        (0.49)
                                                     -------       --------        -------       -------       -------
   NET ASSET VALUE, END OF PERIOD ................   $ 10.49       $  10.60        $ 10.81       $ 12.25       $ 12.05
                                                     =======       ========        =======       =======       =======
   Total return+ .................................   (1.04)%        (1.94)%       (11.76)%         4.25%         5.02%
                                                     =======       ========        =======       =======       =======
RATIOS TO AVERAGE NET ASSETS
   AND SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ..........   $41,258        $60,846        $80,827       $97,893       $99,855
   Ratio of net investment income
     to average net assets .......................   (0.61)%        (0.61)%        (0.00)%         2.45%         3.79%
   Ratio of operating expenses
     to average net assets .......................     1.77%          1.67%          1.63%         1.35%         1.34%
   Portfolio turnover rate .......................      176%           244%           776%         1013%          977%

----------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a) Amount is less than $0.005 per share.

THE GABELLI MATHERS FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees of The Gabelli Mathers Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Gabelli Mathers Fund (the "Fund"), as of December 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Gabelli Mathers Fund at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                     /s/ ERNST & YOUNG LLP
New York, New York
February 11, 2005

THE GABELLI MATHERS FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Mathers Fund at One Corporate Center, Rye, NY 10580-1422.


                          TERM OF        NUMBER OF
NAME, POSITION(S)       OFFICE AND     FUNDS IN FUND
    ADDRESS 1             LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)                  OTHER DIRECTORSHIPS
    AND AGE            TIME SERVED 2     BY TRUSTEE        DURING PAST FIVE YEARS                    HELD BY TRUSTEE 5
--------------         ------------  ----------------     ----------------------                    ------------------
INTERESTED TRUSTEES:3
--------------------
MARIO J. GABELLI, CFA   Since 1999          24    Chairman of the Board, Chief Executive        Director of Morgan Group
Trustee and Chairman                              Officer of Gabelli Asset Management Inc. and  Holdings, Inc.
Age: 62                                           Chief Investment Officer of Gabelli Funds,    (holding company)
                                                  LLC and GAMCO Investors, Inc.; Vice
                                                  Chairman and Chief Executive Officer of
                                                  Lynch Interactive Corporation (multimedia
                                                  and services)

KARL OTTO POHL          Since 1999          34    Member of the Shareholder Committee of        Sal  Director of Gabelli Asset
Trustee                                           Oppenheim Jr. & Cie (private investment       Management Inc. (investment
Age: 75                                           bank); Former President of the                management); Chairman,
                                                  Deutsche Bundesbank and Chairman of its       Incentive Capital and Incentive
                                                  Central Bank Council (1980-1991)              Asset Management (Zurich);
                                                                                                Director at Sal Oppenheim
                                                                                                Jr. & Cie, Zurich

HENRY G. VAN            Since 1976           4    Senior Vice President of Gabelli Asset                --
DER EB, CFA 4                                     Management Inc. as of August 2004;
Trustee, President and                            President and CEO of Gabelli Mathers
Chief Executive Officer                           Fund since 1999; Senior Vice President and
Age: 59                                           Portfolio Manager of Gabelli Funds, LLC
                                                  and GAMCO Investors, Inc. since 1999;
                                                  Prior to October 1999, Chairman and Chief
                                                  Executive Officer of Mathers Fund, Inc. and
                                                  President of Mathers and Company, Inc.;
                                                  Chairman of Ned Davis Research Funds

NON-INTERESTED TRUSTEES:
------------------------
E. VAL CERUTTI          Since 2001           7    Chief Executive Officer of Cerutti            Director of Lynch
Trustee                                           Consultants, Inc.; Former President           Corporation (diversified
Age: 65                                           and Chief Operating Officer of Stella         manufacturing)
                                                  D'oro Biscuit Company(through 1992);
                                                  Adviser, Iona College School of Business

ANTHONY J. COLAVITA     Since 1999          36    President and Attorney at Law in the law firm         --
Trustee                                           of Anthony J. Colavita, P.C.
Age: 69

VINCENT D. ENRIGHT      Since 1999          13    Former Senior Vice President and Chief        Director of Aphton Corporation
Trustee                                           Financial Officer of KeySpan Energy           (biopharmaceutical company)
Age: 61                                           Corporation

ANTHONY R. PUSTORINO    Since 1999          17    Certified Public Accountant; Professor        Director of Lynch
Trustee                                           Emeritus, Pace University                     Corporation (diversified
Age: 79                                                                                         manufacturing)

WERNER J. ROEDER, MD    Since 1999          26    Medical Director of Lawrence                          --
Trustee                                           Hospital and practicing private physician
Age: 64

ANTHONIE C. VAN EKRIS   Since 1999          20    Managing Director of BALMAC                   Director of Aurado
Trustee                                              International, Inc. (commodities)          Energy, Inc.
Age: 70                                                                                         (oil and gas operations)


THE GABELLI MATHERS FUND
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                             TERM OF        NUMBER OF
NAME, POSITION(S)          OFFICE AND     FUNDS IN FUND
    ADDRESS 1                LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIPS
    AND AGE               TIME SERVED 2     BY TRUSTEE        DURING PAST FIVE YEARS                      HELD BY TRUSTEE 5
--------------            ------------  ----------------     ----------------------                      ------------------
OFFICERS:
---------
BRUCE N. ALPERT            Since 1999          --         Executive Vice President and Chief Operating              --
Executive Vice President                                  Officer of Gabelli Funds, LLC since 1988 and
and Treasurer                                             an officer of all mutual funds advised by
Age: 53                                                   Gabelli Funds, LLC and its affiliates.
                                                          Director and President of Gabelli Advisers, Inc.

EDITH L. COOK 4          Since 1984            --         Vice President of The Gabelli Mathers Fund since 1999.    --
Vice President                                            Prior to October 1999, Vice President and
Age: 63                                                   Treasurer of Mathers Fund, Inc. and Vice
                                                          President of Mathers and Company, Inc.

HEIDI M. KOONTZ 4        Since 1995            --         Vice President of The Gabelli Mathers Fund since--
Vice President                                            1999. Prior to October 1999, Vice President of
Age: 36                                                   Mathers Fund, Inc.

JAMES E. MCKEE           Since 1999            --         Vice President, General Counsel and Secretary             --
Vice President and                                        of Gabelli Asset Management Inc. since 1999
Secretary                                                 and GAMCO Investors, Inc. since 1993; Secretary
Age: 41                                                   of all mutual funds advised by Gabelli Advisers,
                                                          Inc. and Gabelli Funds, LLC

ANNE E. MORRISSY, CFA 4  Since 1987            --         Executive Vice President of The Gabelli Mathers Fund      --
Executive Vice President                                  and Vice President of Gabelli Asset Management Inc.
Age: 43                                                   since 1999. Prior to October 1999, Executive Vice
                                                          President, Secretary and Director of Mathers
                                                          Fund, Inc. and Vice President of Mathers and
                                                          Company, Inc.

PETER GOLDSTEIN          Since 2004            --         Director of Regulatory Affairs at Gabelli Asset            --
Chief Compliance Officer                                  Management Inc. since February 2004; Vice President
Age: 51                                                   of Goldman Sachs Asset Management from November 2000
                                                          through January 2004; Deputy General Counsel at
                                                          Gabelli Asset Management Inc. from February 1998
                                                          through November 2000

----------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
  2 Each Trustee will hold office for an  indefinite  term until the earliest of
    (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's By-Laws and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
  3 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli, Pohl and Van der Eb are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.
  4 Address: 2801 Lakeside Drive, Suite 201, Bannockburn, IL 60015.
  5 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.

                            THE GABELLI MATHERS FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES
   Mario J. Gabelli, CFA                          Anthony R. Pustorino
   CHAIRMAN AND CHIEF                             CERTIFIED PUBLIC ACCOUNTANT
   INVESTMENT OFFICER                             PROFESSOR EMERITUS,
   GABELLI ASSET MANAGEMENT INC.                  PACE UNIVERSITY

   E. Val Cerutti                                 Werner J. Roeder, MD
   CHIEF EXECUTIVE OFFICER                        MEDICAL DIRECTOR
   CERUTTI CONSULTANTS, INC.                      LAWRENCE HOSPITAL

   Anthony J. Colavita                            Henry G. Van der Eb, CFA
   ATTORNEY-AT-LAW                                PRESIDENT AND CHIEF
   ANTHONY J. COLAVITA, P.C.                      EXECUTIVE OFFICER
                                                  THE GABELLI MATHERS FUND
   Vincent D. Enright
   FORMER SENIOR VICE PRESIDENT                   Anthonie C. van Ekris
   AND CHIEF FINANCIAL OFFICER                    MANAGING DIRECTOR
   KEYSPAN ENERGY CORP.                           BALMAC INTERNATIONAL, INC.

   Karl Otto Pohl
   FORMER PRESIDENT
   DEUTSCHE BUNDESBANK

                         OFFICERS AND PORTFOLIO MANAGER

   Henry G. Van der Eb, CFA                       Anne E. Morrissy, CFA
   PRESIDENT AND                                  EXECUTIVE VICE PRESIDENT
   PORTFOLIO MANAGER
                                                  Heidi M. Koontz
   Bruce N. Alpert                                VICE PRESIDENT
   EXECUTIVE VICE PRESIDENT
   AND TREASURER                                  Edith L. Cook
                                                  VICE PRESIDENT
   James E. McKee
   VICE PRESIDENT                                 Peter Goldstein
   AND SECRETARY                                  CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Mathers Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB1726Q404SR

ITEM 2. CODE OF ETHICS.

   (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

   (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


   (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

   (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $26,200 in 2004 and $24,500 in 2003.

Audit-Related Fees
------------------

   (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 in 2004 and $0 in 2003.

Tax Fees
--------

   (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,600 in 2004 and $3,250 in 2003.

        Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

All Other Fees
--------------

   (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2004 and $0 in 2003.

   (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

           Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

   (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

   (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

   (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $68,600 in 2004 and $62,250 in 2003.

   (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

   (a)(1) Code of ethics, that is the subject of disclosure required by Item 2, filed as exhibit (a)(1) to the Registrant's Form N-CSR, filed on
           March  10,  2004   (Accession   No.   0000935069-04-000473).

   (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the  1940 Act and
           Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)  Not applicable.

   (b)     Certifications  pursuant  to Rule  30a-2(b)  under  the  1940 Act and
           Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               The Gabelli Mathers Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Henry G. Van der Eb
                         -------------------------------------------------------
                           Henry G. Van der Eb, Chief Executive Officer


Date     March 9, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Henry G. Van der Eb
                         -------------------------------------------------------
                          Henry G. Van der Eb, Chief Executive Officer


Date     March 9, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Treasurer and
                           Principal Financial Officer

Date     March 9, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.